Allowance for Loan Losses	6 Months Ended
Jun. 30, 2013
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses

8. Allowance for Loan Losses

The following tables summarize the rollforward of the allowance for loan losses by portfolio segment for the three and six month periods ending June 30, 2013 and 2012 (in thousands).

	Balance at March 31, 2013	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2013
Commercial	$2,667	$-	$20	$93	$2,780
Commercial loans secured by real estate	5,989	-	34	(40)	5,983
Real estate-mortgage	1,267	(18)	12	18	1,279
Consumer	147	(41)	28	12	146
Allocation for general risk	890	-	-	67	957
Total	$10,960	$(59)	$94	$150	$11,145

	Balance at March 31, 2012	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2012
Commercial	$2,483	$-	$90	$(221)	$2,352
Commercial loans secured by real estate	8,555	(31)	170	(316)	8,378
Real estate-mortgage	1,250	(99)	5	50	1,206
Consumer	166	(107)	11	85	155
Allocation for general risk	1,324	-	-	(98)	1,226
Total	$13,778	$(237)	$276	$(500)	$13,317

	Balance at December 31, 2012	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2013
Commercial	$2,596	$-	$31	$153	$2,780
Commercial loans secured by real estate	7,796	(1,480)	142	(475)	5,983
Real estate-mortgage	1,269	(47)	67	(10)	1,279
Consumer	150	(79)	40	35	146
Allocation for general risk	760	-	-	197	957
Total	$12,571	$(1,606)	$280	$(100)	$11,145

	Balance at December 31, 2011	Charge-Offs	Recoveries	Provision (Credit)	Balance at June 30, 2012
Commercial	$2,365	$(99)	$112	$(26)	$2,352
Commercial loans secured by real estate	9,400	(172)	200	(1,050)	8,378
Real estate-mortgage	1,270	(139)	29	46	1,206
Consumer	174	(134)	22	93	155
Allocation for general risk	1,414	-	-	(188)	1,226
Total	$14,623	$(544)	$363	$(1,125)	$13,317

As a result of successful ongoing problem credit resolution efforts, the Company achieved further asset quality improvements in the first six months of 2013. These improvements are evidenced by reduced levels of non-accrual loans, non-performing assets, classified assets and low loan delinquency levels that continue to be well below 1% of total loans. The higher charge-off in the commercial loans secured by real estate relate primarily to one loan for which a specific reserve had been previously established. The largest portion of the credit provision occurred in commercial loans secured by real-estate as this is the category that experienced the most meaningful improvement in asset quality.

The following tables summarize the loan portfolio and allowance for loan loss by the primary segments of the loan portfolio (in thousands).

	At June 30, 2013
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Total
Individually evaluated for impairment	$-	$2,238	$-	$12	$2,250
Collectively evaluated for impairment	116,153	387,806	221,736	16,952	742,647
Total loans	$116,153	$390,044	$221,736	$16,964	$744,897

	At June 30, 2013
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Allocation for General Risk	Total
Specific reserve allocation	$-	$747	$-	$-	$-	$747
General reserve allocation	2,780	5,236	1,279	146	957	10,398
Total allowance for loan losses	$2,780	$5,983	$1,279	$146	$957	$11,145

	At December 31, 2012
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Total
Individually evaluated for impairment	$-	$4,793	$-	$13	$4,806
Collectively evaluated for impairment	102,822	378,546	217,584	17,407	716,359
Total loans	$102,822	$383,339	$217,584	$17,420	$721,165

	At December 31, 2012
	Commercial	Commercial Loans Secured by Real Estate	Real Estate- Mortgage	Consumer	Allocation for General Risk	Total
Specific reserve allocation	$-	$1,586	$-	$-	$-	$1,586
General reserve allocation	2,596	6,210	1,269	150	760	10,985
Total allowance for loan losses	$2,596	$7,796	$1,269	$150	$760	$12,571

The segments of the Company's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. The loan segments used are consistent with the internal reports evaluated by the Company's management and Board of Directors to monitor risk and performance within various segments of its loan portfolio and therefore, no further disaggregation into classes is necessary. The overall risk profile for the commercial loan segment is impacted by non-owner occupied CRE loans, which include loans secured by non-owner occupied nonfarm nonresidential properties, as a meaningful but declining portion of the commercial portfolio is centered in these types of accounts. The residential mortgage loan segment is comprised of first lien amortizing residential mortgage loans and home equity loans. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts.

Management evaluates for possible impairment any individual loan in the commercial segment with a loan balance in excess of $100,000 that is in nonaccrual status or classified as a Troubled Debt Restructure (TDR). Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. The Company does not separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired, or are classified as a TDR.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan's effective interest rate; (b) the loan's observable market price; or (c) the fair value of the collateral less selling costs for collateral dependent loans. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Company's policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The need for an updated appraisal on collateral dependent loans is determined on a case-by-case basis. The useful life of an appraisal or evaluation will vary depending upon the circumstances of the property and the economic conditions in the marketplace. A new appraisal is not required if there is an existing appraisal which, along with other information, is sufficient to determine a reasonable value for the property and to support an appropriate and adequate allowance for loan losses. At a minimum, annual documented reevaluation of the property is completed by the Bank's internal Assigned Risk Department to support the value of the property.

When reviewing an appraisal associated with an existing collateral real estate dependent transaction, the Bank's internal Assigned Risk Department must determine if there have been material changes to the underlying assumptions in the appraisal which affect the original estimate of value. Some of the factors that could cause material changes to reported values include:

•	the passage of time;
•	the volatility of the local market;
•	the availability of financing;
•	natural disasters;
•	the inventory of competing properties;
•	new improvements to, or lack of maintenance of, the subject property or competing properties upon physical inspection by the Bank;
•	changes in underlying economic and market assumptions, such as material changes in current and projected vacancy, absorption rates, capitalization rates, lease terms, rental rates, sales prices, concessions, construction overruns and delays, zoning changes, etc.; and/or
•	environmental contamination.

The value of the property is adjusted to appropriately reflect the above listed factors and the value is discounted to reflect the value impact of a forced or distressed sale, any outstanding senior liens, any outstanding unpaid real estate taxes, transfer taxes and closing costs that would occur with sale of the real estate. If the Assigned Risk Department personnel determine that a reasonable value cannot be derived based on available information, a new appraisal is ordered. The determination of the need for a new appraisal, versus completion of a property valuation by the Bank's Assigned Risk Department personnel rests with the Assigned Risk Department and not the originating account officer.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands).

	June 30, 2013
	Impaired Loans with Specific Allowance		Impaired Loans with no Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
Commercial loans secured by real estate	$2,187	$747	$51	$2,238	$2,320
Consumer	-	-	12	12	12
Total impaired loans	$2,187	$747	$63	$2,250	$2,332

	December 31, 2012
	Impaired Loans with Specific Allowance		Impaired Loans with no Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
Commercial loans secured by real estate	$4,239	$1,586	$554	$4,793	$4,850
Consumer	-	-	13	13	13
Total impaired loans	$4,239	$1,586	$567	$4,806	$4,863

The following table presents the average recorded investment in impaired loans and related interest income recognized for the periods indicated (in thousands).

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Average loan balance:
Commercial	$-	$-	$-	$17
Commercial loans secured by real estate	2,294	3,350	3,131	3,506
Consumer	12	-	12	-
Average investment in impaired loans	$2,306	$3,350	$3,143	$3,523
Interest income recognized:
Commercial	$-	$-	$-	$-
Commercial loans secured by real estate	-	-	-	-
Consumer	-	-	-	-
Interest income recognized on a cash basis on impaired loans	$-	$-	$-	$-

Management uses a ten point internal risk rating system to monitor the credit quality of the overall loan portfolio. The first six categories are considered not criticized. The first five "Pass" categories are aggregated, while the Pass-6, Special Mention, Substandard and Doubtful categories are disaggregated to separate pools. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification. Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected. All loans greater than 90 days past due, or for which any portion of the loan represents a specific allocation of the allowance for loan losses are placed in Substandard or Doubtful.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process, which dictates that, at a minimum, credit reviews are mandatory for all commercial and commercial mortgage loan relationships with aggregate balances in excess of $250,000 within a 12-month period. Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, delinquency, or death occurs to raise awareness of a possible credit event. The Company's commercial relationship managers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis. Risk ratings are assigned by the account officer, but require independent review and rating concurrence from the Company's internal Loan Review Department. The Loan Review Department is an experienced independent function which reports directly to the Board's Audit Committee. The scope of commercial portfolio coverage by the Loan Review Department is defined and presented to the Audit Committee for approval on an annual basis. The approved scope of coverage for 2013 requires review of a minimum 55% of the commercial loan portfolio.

In addition to loan monitoring by the account officer and Loan Review Department, the Company also requires presentation of all credits rated Pass-6 with aggregate balances greater than $1,000,000, all credits rated Special Mention or Substandard with aggregate balances greater than $250,000, and all credits rated Doubtful with aggregate balances greater than $100,000 on an individual basis to the Company's Loan Loss Reserve Committee on a quarterly basis. Additionally, the Asset Quality Task Force which is a group comprised of senior level personnel meets bi-weekly to monitor the status of problem loans.

The following table presents the classes of the commercial loan portfolios summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system (in thousands).

	June 30, 2013
	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$105,664	$7,681	$2,808	$-	$116,153
Commercial loans secured by real estate	353,891	24,971	10,704	478	390,044
Total	$459,555	$32,652	$13,512	$478	$506,197

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$99,886	$28	$2,908	$-	$102,822
Commercial loans secured by real estate	343,885	20,836	17,010	1,608	383,339
Total	$443,771	$20,864	$19,918	$1,608	$486,161

It is generally the policy of the Bank that the outstanding balance of any residential mortgage loan that exceeds 90-days past due as to principal and/or interest is transferred to non-accrual status and an evaluation is completed to determine the fair value of the collateral less selling costs, unless the balance is minor. A charge down is recorded for any deficiency balance determined from the collateral evaluation. The remaining non-accrual balance is reported as impaired with no specific allowance. It is the policy of the Bank that the outstanding balance of any consumer loan that exceeds 90-days past due as to principal and/or interest is charged off. The following tables present the performing and non-performing outstanding balances of the residential and consumer portfolios (in thousands).

	June 30, 2013
	Performing	Non-Performing
Real estate-mortgage	$220,599	$1,137
Consumer	16,952	12
Total	$237,551	$1,149

	December 31, 2012
	Performing	Non-Performing
Real estate-mortgage	$216,393	$1,191
Consumer	17,407	13
Total	$233,800	$1,204

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans (in thousands).

	June 30, 2013
	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days Past Due	Total Past Due	Total Loans	90 Days Past Due and Still Accruing
Commercial	$116,153	$-	$-	$-	$-	$116,153	$-
Commercial loans secured by real estate	389,038	-	447	559	1,006	390,044	-
Real estate-mortgage	218,769	1,654	414	899	2,967	221,736	-
Consumer	16,921	43	-	-	43	16,964	-
Total	$708,784	$1,697	$861	$1,458	$4,016	$744,897	$-

	December 31, 2012
	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days Past Due	Total Past Due	Total Loans	90 Days Past Due and Still Accruing
Commercial	$102,775	$-	$47	$-	$47	$102,822	$-
Commercial loans secured by real estate	379,834	-	2,545	960	3,505	383,339	-
Real estate-mortgage	213,300	3,240	303	741	4,284	217,584	-
Consumer	17,371	16	33	-	49	17,420	-
Total	$713,280	$3,256	$2,928	$1,701	$7,885	$721,165	$-

An allowance for loan losses ("ALL") is maintained to absorb losses from the loan portfolio. The ALL is based on management's continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of non-performing loans.

Loans that are collectively evaluated for impairment are analyzed with general allowances being made as appropriate. For general allowances, historical loss trends are used in the estimation of losses in the current portfolio. These historical loss amounts are complemented by consideration of other qualitative factors.

Management tracks the historical net charge-off activity at each risk rating grade level for the entire commercial portfolio and at the aggregate level for the consumer, residential mortgage and small business portfolios. A historical charge-off factor is calculated utilizing a rolling 12 consecutive historical quarters for the commercial portfolios. This historical charge-off factor for the consumer, residential mortgage and small business portfolios are based on a three year historical average of actual loss experience.

The Company uses a comprehensive methodology and procedural discipline to maintain an ALL to absorb inherent losses in the loan portfolio. The Company believes this is a critical accounting policy since it involves significant estimates and judgments. The allowance consists of three elements: 1) an allowance established on specifically identified problem loans, 2) formula driven general reserves established for loan categories based upon historical loss experience and other qualitative factors which include delinquency, non-performing and TDR loans, loan trends, economic trends, concentrations of credit, trends in loan volume, experience and depth of management, examination and audit results, effects of any changes in lending policies, and trends in policy, financial information, and documentation exceptions, and 3) a general risk reserve which provides support for variance from our assessment of the previously listed qualitative factors, provides protection against credit risks resulting from other inherent risk factors contained in the Company's loan portfolio, and recognizes the model and estimation risk associated with the specific and formula driven allowances. The qualitative factors used in the formula driven general reserves are evaluated quarterly (and revised if necessary) by the Company's management to establish allocations which accommodate each of the listed risk factors.

"Pass" rated credits are segregated from "Criticized" and "Classified" credits for the application of qualitative factors.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALL. When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALL.